Information About Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes in Accumulated Non-controlling Interests

Profit or loss allocated to non-controlling interests and accumulated non-controlling interests of subsidiaries that are material to the Group for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of Korean won)	December 31, 2016
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.73%	￦	316,880	￦	22,445	￦	(8,279)	￦	(1,370)	￦	329,676
BC Card Co., Ltd.	30.46%		322,921		47,068		(44,637)		3,986		329,338
KT Powertel Co., Ltd.	55.15%		50,926		112		—		713		51,751
KT Hitel Co., Ltd.	35.27%		50,689		1,274		—		(165)		51,798
KT Telecop Co., Ltd.	13.18%		103,428		19		—		85		103,532

(In millions of Korean won)	December 31, 2017
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.73%	￦	329,676	￦	9,395	￦	(9,817)	￦	(952)	￦	328,302
BC Card Co., Ltd.	30.46%		329,338		43,961		(29,490)		(4,742)		339,067
KT Powertel Co., Ltd.	55.15%		51,751		1,165		—		137		53,053
KT Hitel Co., Ltd.	32.87%		51,798		870		—		478		53,146
KT Telecop Co., Ltd.	13.18%		103,532		381		—		(445)		103,468

(In millions of Korean won)	December 31, 2018
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.73%	￦	328,302	￦	23,405	￦	(8,279)	￦	30,722	￦	374,150
BC Card Co., Ltd.	30.46%		339,067		28,418		(35,924)		13,986		345,547
KT Powertel Co., Ltd.	55.15%		53,053		(3,058)		—		2,870		52,865
KT Hitel Co., Ltd.	32.87%		53,146		454		—		(1,264)		52,336
KT Telecop Co., Ltd.	13.18%		103,468		59		—		(170)		103,357

Summary of Financial Information on Subsidiaries

Summarized consolidated statements of financial position as at December 31, 2016, 2017 and 2018, are as follows:

	December 31, 2016
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate (%)		49.73%		30.46%		55.15%		35.27%		13.18%
Current assets	￦	352,980	￦	2,945,584	￦	69,046	￦	158,210	￦	63,802
Non-current assets		424,968		705,480		44,679		90,992		201,751
Current liabilities		151,329		2,530,832		17,910		45,277		53,903
Non-current liabilities		80,123		71,571		1,989		1,664		78,441
Equity		546,496		1,048,661		93,826		202,261		133,209
Operating revenue		668,945		3,567,512		81,390		198,994		315,948
Profit or loss for the year		68,863		163,131		202		4,298		143
Total comprehensive income		68,785		178,744		202		1,399		143
Cash flows from operating activities		155,399		92,818		7,271		28,987		60,461
Cash flows from investing activities		(210,480)		(37,313)		(8,191)		(33,238)		(45,243)
Cash flows from financing activities before dividend paid to non-controlling interests		(16,647)		(147,306)		—		—		—
Dividend paid to non-controlling interests		(8,279)		(44,637)		—		—		—
Gain or loss foreign currency translation		—		(178)		—		3		—
Net (decrease)/increase in cash and cash equivalents		(71,728)		(91,801)		(920)		(4,251)		15,218

	December 31, 2017
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate (%)		49.73%		30.46%		55.15%		32.87%		13.18%
Current assets	￦	324,632	￦	3,225,262	￦	73,527	￦	150,368	￦	73,023
Non-current assets		468,261		823,001		41,598		107,872		191,330
Current liabilities		185,995		2,868,669		18,450		49,922		90,569
Non-current liabilities		24,555		86,369		487		3,021		41,064
Equity		582,343		1,093,225		96,188		205,297		132,720
Operating revenue		687,752		3,628,995		69,234		227,884		317,591
Profit or loss for the year		57,314		156,109		2,112		3,225		2,885
Total comprehensive income (loss)		55,586		141,719		2,362		3,036		(490)
Cash flows from operating activities		99,269		108,203		13,895		28,320		57,262
Cash flows from investing activities		(81,758)		(568,518)		(17,354)		(36,086)		(43,483)
Cash flows from financing activities before dividend paid to non-controlling interests		(19,739)		(97,221)		—		—		—
Dividend paid to non-controlling interests		(9,817)		(29,490)		—		—		—
Gain or loss foreign currency translation		—		(184)		—		(47)		—
Net (decrease)/increase in cash and cash equivalents		(2,228)		(557,536)		(3,459)		(7,766)		13,779

	December 31, 2018
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate (%)		49.73%		30.46%		55.15%		32.87%		13.18%
Current assets	￦	301,739	￦	2,997,429	￦	84,785	￦	161,162	￦	52,367
Non-current assets		514,263		724,950		39,279		111,546		220,125
Current liabilities		112,411		2,520,050		27,187		63,231		85,648
Non-current liabilities		37,430		110,486		1,030		2,812		54,666
Equity		666,161		1,091,843		95,847		206,665		132,178
Operating revenue		694,059		3,551,715		65,620		279,117		328,262
Profit or loss for the year		52,010		70,889		(5,545)		657		166
Total comprehensive income (loss)		47,787		116,604		(5,792)		738		(1,517)
Cash flows from operating activities		183,474		86,299		11,603		43,855		40,351
Cash flows from investing activities		(139,846)		128,538		(2,580)		(26,335)		(76,969)
Cash flows from financing activities		(77,647)		(117,561)		—		—		10,000
Net increase (decrease) in cash and cash equivalents		(34,019)		97,276		9,023		17,520		(26,618)
Cash and cash equivalents at beginning of year		65,747		177,826		6,626		21,647		32,326
Exchange differences		—		(13)		—		19		—
Cash and cash equivalents at end of year		31,728		275,089		15,649		39,186		5,708

Summary of Changes in Ownership Interest on the Equity Attributable to Owners

The effect of changes in the ownership interest on the equity attributable to owners of the Group during 2016, 2017 and 2018 is summarized as follows:

(In millions of Korean won)	2016		2017		2018
Carrying amount of non-controlling interests acquired	￦	4,022	￦	(732)	￦	(194)
Consideration paid to non-controlling interests		7,347		6,173		11,312

Excess of consideration paid recognized in parent’s equity	￦	11,369	￦	5,441	￦	11,118